                             EXCELSIOR FUNDS, INC.
                             EXCELSIOR FUNDS TRUST
                               (the "Companies")

                              Blended Equity Fund
                                Small Cap Fund
                         Value and Restructuring Fund
                              Mid Cap Value Fund
                        Energy & Natural Resources Fund

                       Supplement dated November 9, 2001
                    To the Prospectus dated August 1, 2001

   The performance figures provided in the Companies' Domestic Equity Funds Prospectus for the six-month period ended June 30, 2001 are revised as follows:

                                Return as of
Fund Name                       June 30, 2001
---------                       -------------
Blended Equity Fund............    (10.07)%
Small Cap Fund.................     (3.78)%
Value and Restructuring Fund...     (1.42)%
Mid Cap Value Fund.............      6.28%
Energy & Natural Resources Fund     (9.32)%

                             EXCELSIOR FUNDS TRUST
                                 (the "Trust")

                                  Equity Fund
                              Mid Cap Value Fund

                       Supplement dated November 9, 2001
                    To the Prospectus dated August 1, 2001

   The performance figures provided in the Trust's Institutional Shares Prospectus for the six-month period ended June 30, 2001 are revised as follows:

                                         Return as of
Fund Name                                June 30, 2001
---------                                -------------
Equity Fund..........................      (12.95)%
Mid Cap Value Fund...................        6.19%

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